Stock Incentive Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Incentive Plans
17.	STOCK INCENTIVE PLANS
In connection with the closing of the Business Combination, the 2021 Equity Incentive Plan (the “2021 Plan”) was adopted and approved by the Company’s board of directors.
Prior to the Business Combination, the Company maintained its 2017 Stock Option Plan (the “2017 Plan”).
Upon the adoption and approval of the 2021 Plan, the 2017 Plan was terminated and each outstanding vested or unvested option, as required under the 2017 Plan, was converted to the 2021 Plan, multiplied by the Exchange Ratio, with the same key terms and vesting requirements.
Awards granted under the 2017 Plan had time-based vesting or performance-based with a market condition vesting requirement. Options expire on the tenth anniversary of the grant date.
Additionally, the Company maintained a Phantom Stock Plan (the “Phantom Plan”), which provided for the issuance of phantom shares of CCCIS’s common stock (“Phantom Shares”) to eligible employees under the 2017 Plan. Awards under the Phantom Plan were settled in cash and thus accounted for as liability awards.
Phantom shares vested under the same time-based or performance-based with a market condition as the stock options granted under the 2017 Plan. Upon consummation of the Business Combination, the outstanding Phantom Shares were settled in cash in November 2021.
Stock Options
—The table below summarizes the option activity for the three months ended March 31, 2022:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Options outstanding—December 31, 2021	55,644,495	$2.95	6.0	$469,591
Exercised	(3,968,080)	2.69
Forfeited and canceled	(104,631)	3.69

Options outstanding—March 31, 2022	51,571,784	$2.97	5.8	$416,210

Options exercisable—March 31, 2022	42,596,197	$2.75	5.6	$353,208

Options vested and expected to vest—March 31, 2022	51,198,336	$2.95	5.8	$414,180

The fair value of the options vested during the three months ended March 31, 2022 was $1.7 million.
Restricted Stock Units
—Restricted Stock Units (“RSUs”) are convertible into shares of the Company’s common stock upon vesting.
During the three months ended March 31, 2022, the Company granted 14,315,680 RSUs, of which 12,966,746 have time-based vesting requirements, 674,491 have performance-based vesting requirements and 674,443 have performance-based with a market condition vesting requirements.

The valuation of the performance-based RSUs with a market condition granted during the three months ended March 31, 2022 was determined using a Monte Carlo simulation model using the following assumptions:

Expected term (in years)	2.8
Expected volatility	35%
Expected dividend yield	0%
Risk-free interest rate	2.28%
Fair value at valuation date	$7.42
The table below summarizes the RSU activity for the three months ended March 31, 2022:

	Shares	Weighted- Average Fair Value
Non-vested RSUs—December 31, 2021	18,558,211	$10.74
Granted	14,315,680	10.20
Vested	(38,884)	10.25
Forfeited	(153,849)	11.25

Non-vested RSUs—March 31, 2022	32,681,158	10.50

Employee Stock Purchase Plan
—As of March 31, 2022, 6,031,714 shares of common stock are reserved for sale under the ESPP. The aggregate number of shares reserved for sale under the ESPP increases on January 1 by the lesser of 1% of the total numbers of shares outstanding or a lesser amount as determined by the board of directors.
As of March 31, 2022, no shares had been sold under the ESPP.
Stock-Based Compensation
—Stock-based compensation expense has been recorded in the accompanying condensed consolidated statements of operations and comprehensive income (loss) as follows for the three months ended March 31, 2022 and 2021 (in thousands):

	For the Three Months Ended March 31,
	2022	2021
Cost of revenues	$849	$219
Research and development	3,530	575
Sales and marketing	4,830	555
General and administrative	14,435	11,305

Total stock-based compensation expense	$23,644	$12,654

As of March 31, 2022, there was $214.7 million of unrecognized stock compensation expense related to non-vested
time-based awards which is expected to be recognized over a weighted-average period of 3.6 years. As of March 31, 2022, there was $105.6 million of unrecognized stock-based compensation expense related to non-vested
performance-based awards.

20.	STOCK INCENTIVE PLANS
Prior to the Business Combination, the Company maintained its 2017 Stock Option Plan (the “2017 Plan”).
Awards granted under the 2017 Plan have time-based vesting or performance-based with a market condition vesting requirement. Options expire on the tenth anniversary of the grant date.
Additionally, the Company maintained a Phantom Stock Plan (the “Phantom Plan”), which provided for the issuance of phantom shares of CCCIS’s common stock (“Phantom Shares”) to eligible employees under the 2017 Plan. Awards under the Phantom Plan are settled in cash and thus accounted for as liability awards.
Phantom shares vest under the same time-based or performance-based with a market condition requirement as the stock options granted under the 2017 Plan.
Pursuant to the original terms of the 2017 Plan and the Phantom Plan, performance-based awards with a market condition and the Phantom Shares would not vest on occurrence of the Business Combination. However, the board of directors of CCCIS approved a modification that resulted in vesting of the performance-based awards with a market condition and the Phantom Shares upon Closing of the Business Combination. At the time of modification, the Company estimated a new fair value of the modified awards. As such, at the time of such modification, the Company recognized $203.9 million of stock-based compensation based on the fair value of the performance-based awards with a market condition and $6.0 million of stock-based compensation based on the fair value of the Phantom Shares.
In connection with the Closing of the Business Combination, the Company adjusted the outstanding awards as described in Note 3 and the 2021 Equity Incentive Plan (the “2021 Plan”) was adopted and approved by the Company’s board of directors. Upon the adoption and approval of the 2021 Plan, the 2017 Plan was terminated and each outstanding vested or unvested option, as required under the 2017 Plan, was converted to the 2021 Plan, multiplied by the Exchange Ratio, with the same key terms and vesting requirements. All stock option activity prior to the closing of the Business Combination on July 30, 2021 has been retroactively restated to reflect the Exchange Ratio.
The purpose of the 2021 Plan is to enable the Company to attract, retain, and motivate employees, consultants, and independent members of the board of directors of the Company and its subsidiaries by allowing them to become owners of common stock enabling them to benefit directly from the growth, development, and financial successes of the Company.
The total number of shares of common stock that will be reserved and that may be issued under the 2021 Plan will automatically increase on the first day of each fiscal year, beginning with fiscal year 2022, by a number of shares equal to 5.0% of the total number of shares of common stock outstanding on the last day of the prior fiscal year or such lesser amount as determined by the board of directors.

The following table summarizes the shares of common stock reserved for future issuance under the 2021 Plan as of December 31, 2021:

Stock options outstanding	55,644,495
Restricted stock units outstanding	18,558,211
Restricted stock units available for future grant	72,175,815
Reserved for Employee Stock Purchase Plan	6,031,704

Common stock reserved for future issuance	152,410,225

Stock Options
—During the year ended December 31, 2021, prior to the Business Combination, the Company granted 2,822,484 stock options, of which 2,754,374 have time-based vesting and 68,110 have performance-based with a market condition vesting. The exercise price of all stock options granted during the year ended December 31, 2021 was equal to the fair value of the underlying shares at the grant date.
The valuation of time-based stock options granted during the years ended December 31 was determined using the Black-Scholes option valuation model using the following assumptions:

	2021	2020	2019
Expected term (in years)	6.5	6.5	6.5
Expected volatility	40%	40%	40%
Expected dividend yield	0%	0%	0%
Risk-free interest rate	0.62 - 0.67%	0.39 - 0.45%	1.62 - 2.38%
Fair value at valuation date	$3.67	$1.83	$1.39
For performance-based awards with a market condition, the market condition is required to be considered when calculating the grant date fair value. ASC Topic 718 requires the Company to select a valuation technique that best fits the circumstances of an award. In order to reflect the substantive characteristics of the performance-based awards with a market condition, a Monte Carlo simulation valuation model was used to calculate the grant date fair value of such stock options. Monte Carlo approaches are a class of computational algorithms that rely on repeated random sampling to compute their results. This approach allows the calculation of the fair value of such stock options based on a number of possible scenarios. Stock-based compensation expense for the performance-based awards with a market condition is not recognized until the performance condition is probable of occurring. The valuation of the performance-based awards with a market condition granted during the years ending December 31 was determined through the Monte Carlo simulation model using the following assumptions:

	2021	2020	2019
Expected term (in years)	5.5	5.5	6.5
Expected volatility	33%	33%	40%
Expected dividend yield	0%	0%	0%
Risk-free interest rate	0.44%	0.44%	2.38%
Fair value at valuation date	$0.88	$0.88	$0.67
Expected Term—The expected term represents the period that the stock-based awards are expected to be outstanding. The Company uses the simplified method to determine the expected term for its option grants. The simplified method calculates the expected term as the average of the time-to-vesting
and the contractual life of the stock options. The Company uses the simplified method to determine its expected term because of its limited history of stock option exercise activity.
Expected Volatility—The Company has limited trading history of its common stock and the expected volatility was estimated based on the average volatility for comparable publicly traded companies over a period equal to the expected term of the stock option grants.
Expected Dividend—Historically, the Company has not paid regular dividends on its common stock and has no plans to pay dividends on common stock on a regular basis. The Company does not have a dividend policy. Therefore, the Company used an expected dividend yield of zero.

Risk-Free Interest Rate—The risk-free interest rate is based on the US Treasury zero coupon issues in effect at the time of grant for periods corresponding with the expected term of awards.

The Company used a
pre-vesting
forfeiture rate to estimate the number of options that are expected to vest that was based on the Company’s historical turnover rate.

The table below summarizes the option activity for the years ended December 31, 2021, 2020 and
2019:

	Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Options outstanding—December 31, 2018	50,782,237	$2.85	8.6	$30,652
Granted	4,331,805	3.57
Exercised	(315,350)	2.84
Forfeited and canceled	(2,078,040)	2.84

Options outstanding—December 31, 2019	52,720,652	2.91	7.7	88,271
Granted	4,210,228	4.58
Exercised	(476,090)	2.85
Forfeited and canceled	(884,751)	3.02

Options outstanding—December 31, 2020	55,570,039	3.03	6.9	337,358
Granted	2,822,484	8.58
Exercised	(1,924,063)	2.70
Forfeited and canceled	(823,965)	3.66

Options outstanding—December 31, 2021	55,644,495	$2.95	6.0	$469,591

Options exercisable—December 31, 2021	46,037,351	$2.69	5.8	$400,511

Options vested and expected to vest—December 31, 2021	55,182,838	$2.93	6.0	$466,792

The weighted-average grant-date fair value for time-based options granted during the years ended December 31, 2021, 2020 and 2019, was $3.67, $1.83 and $1.54, respectively. The weighted-average grant-date fair value for performance-based awards with a market condition granted during the years ended December 31, 2021, 2020 and 2019, was $0.88, $0.88 and $0.67, respectively.
As discussed above, the outstanding performance-based awards with a market condition were modified upon Closing of the Business Combination and the Company recognized stock-based compensation expense for the increase in the fair value of the awards.
During the year ended December 31, 2021, the Company issued 1,922,019 shares of common stock upon exercise of 1,924,063 stock options. As part of cashless exercises, 2,044 shares were applied to the exercise price and tax obligations of the option holders.
During the year ended December 31, 2020, the Company issued 330,675 shares of common stock upon exercise of 476,090 stock options. As part of cashless exercises, 145,415 shares were applied to the exercise price and tax obligations of the option holders.
During the year ended December 31, 2019, the Company issued 234,299 shares of common stock upon exercise of 315,350 stock options. As part of cashless exercises, 81,051 shares were applied to the exercise price and tax obligations of the option holders.
The fair value of the options vested during the year ended December 31, 2021 was $213.4 million, of which, $203.9 million was attributable to the modified awards that vested upon the Closing of the Business Combination.
Company Earnout Shares
—Pursuant to the Business Combination Agreement, CCCIS shareholders and option holders, subject to continued employment, have the right to receive up to an additional 13,500,000 shares and 1,500,000 shares of common stock, respectively, if, before the tenth anniversary of the Closing, (a) the share price has been greater than or equal to $15.00 per share for any twenty trading days within any thirty consecutive trading day period beginning after Closing, or (b) there is a change in control, as defined in the Business Combination Agreement.

The fair value of the Company Earnout Shares was estimated on the date of the grant, using the Monte Carlo simulation method. Compensation expense on the shares granted to option holders is recorded ratably over the implied service period of five months beginning on July 30, 2021. During the year ended December 31, 2021, the Company recognized $19.5 million of stock-based compensation expense related to the Company Earnout Shares granted to the CCCIS option holders.
Phantom Stock
—Phantom Shares vest under the same time-based or performance-based with a market condition as the stock options granted under the 2017 Plan. The valuation of Phantom Shares is measured based on the fair value per share of the Company’s common stock.
No Phantom Shares were granted during the years ended December 31, 2021, 2020 and 2019.
Upon consummation of the Business Combination on July 30, 2021, all outstanding Phantom Shares vested and were subsequently settled in cash for $10.2 million.
During the years ended December 31, 2021, 2020 and 2019, the Company recognized stock-based compensation expense of $7.0 million, $2.2 million and $0.6 million, respectively, related to the Phantom Shares.
At December 31, 2020, the outstanding liability for the Phantom Shares was $3.2 million and classified within other liabilities in the accompanying consolidated balance sheet.
Restricted Stock Units
—Restricted Stock Units (“RSUs”) are convertible into shares of the Company’s common stock upon vesting.
During the year ended December 31, 2021, the Company granted 18,677,411 RSUs, of which 7,730,019 have time-based vesting requirements, 5,473,701 have performance-based vesting requirements and 5,473,691 have performance-based with a market condition vesting requirements.
The grant date fair value of each RSU with time-based vesting and performance-based vesting is determined using the fair value of the underlying common stock on the date of grant. The grant date fair value of each RSU with performance-based with a market condition vesting is estimated on the date of grant using the Monte Carlo simulation model.
Stock-based compensation for RSUs with time-based vesting is recognized on a straight-line basis over the requisite service period for the number of RSUs that are probable vesting. Stock-based compensation for RSUs with performance-based vesting and performance-based with a market condition vesting is recognized on a straight-line basis over the performance period based on the number of RSUs that are probable of vesting.
The table below summarizes the RSU activity for the year ended December 31, 2021:

	Shares	Weighted- Average Fair Value
Non-vested RSUs—December 31, 2020	—	$—
Granted	18,677,411	10.74
Canceled	(119,200)	11.59

Non-vested RSUs—December 31, 2021	18,558,211	$10.74

Employee Stock Purchase Plan
—In October 2021, the Company’s Board of Directors adopted the CCC 2021 Employee Stock Purchase Plan (“ESPP”). The ESPP is intended to qualify as an employee stock purchase plan under Section 423 of the Internal Revenue Code of 1986, as amended. Under the ESPP, employee purchases occur at the end of discrete offering periods. The first offering period begins on January 1, 2022 and ends on June 30, 2022. Subsequent six-month
offering periods begin on July 1 and January 1 (or such other date determined by the Board of Directors).
Under the ESPP, eligible employees can acquire shares of the Company’s common stock by accumulating funds through payroll deductions. Employees generally are eligible to participate in the ESPP if they are a

U.S. employee and are employed for at least 20 hours per week. The Company may impose additional restrictions on eligibility. Eligible employees can select a rate of payroll deduction between 1% and 15% of their compensation. The purchase price for shares of common stock purchased under the ESPP is 85% of the lesser of the fair market value of the Company’s common stock on (i) the first day of the applicable offering period or (ii) the last day of the purchase period in the applicable offering period. An employee’s participation automatically ends upon termination of employment for any reason.

As
of December 31, 2021, 6,031,704 shares of common stock are reserved for sale under the ESPP. The aggregate number of shares reserved for sale under the ESPP increases on January 1 by the lesser of 1% of the total numbers of shares outstanding or a lesser amount as determined by the Board of Directors.
As of December 31, 2021, no shares had been sold under the ESPP.
Stock-Based Compensation
—Stock-based compensation expense has been recorded in the accompanying consolidated statements of operations and comprehensive loss as follows for the years ended December 31, 2021, 2020 and 2019 (in thousands):

	Year Ended December 31,
	2021	2020	2019
Cost of revenues	$13,644	$494	$485
Research and development	40,681	1,174	1,216
Sales and marketing	65,045	2,024	1,858
General and administrative	142,625	7,644	3,565

Total stock-based compensation expense	$261,995	$11,336	$7,124

As of December 31, 2021, there was $95.7 million of unrecognized stock compensation expense related to non-vested
time-based awards which is expected to be recognized over a weighted-average period of 3.5 years. As of December 31, 2021, there was $103.5 million of unrecognized stock-based compensation expense related to non-vested
performance-based awards.